Investments in Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Results Relating to Equity-Accounted Investees	Results relating to equity-accounted investees

	2014	2013	2012

Company’s share in income (loss)	8	7	7
Other results	—	51	(34)

	8	58	(27)

Company's Share in Income (Loss)	Company’s share in income (loss)

	2014	2013	2012

ASMC	2	1	3
ASEN	6	6	4

	8	7	7

Changes in Investments in Equity-Accounted Investees

Investments in equity-accounted investees

The changes in 2014 and 2013 are as follows:

	2014	2013

Balance as of January 1	52	45
Changes:
Acquisitions/additions	12	—
Deductions	—	—
Share in income (loss)	8	7
Translation and exchange rate differences	(1)	—

Balance as of December 31	71	52

Summary of Carrying Value of Investments in Equity-Accounted Investees

The total carrying value of investments in equity-accounted investees is summarized as follows:

	2014		2013
	Shareholding %	Amount	Shareholding %	Amount

ASMC	27	20	27	18
ASEN	40	40	40	34
Others		11		—

		71		52